Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 13,797,150	$ 13,594,706	$ 13,526,084
Cost of sales	(9,720,238)	(9,733,113)	(9,798,408)
Gross profit	4,076,912	3,861,593	3,727,676
Expenses
Salaries and wages	1,823,978	2,336,569	2,183,630
Consulting fees	690,033	1,005,312	1,289,457
Office and general	516,557	1,022,545	1,145,361
Leases and utilities	315,220	327,331	470,996
Shareholders information services	232,127	231,971	249,099
Professional fees	198,738	213,188	268,055
Amortization of right-of-use assets	491,705	694,730	782,108
Depreciation	318,599	345,095	345,188
Amortization of licenses	131,915	164,582	164,582
Share based compensation	0	0	1,920
Total operating expense	4,718,872	6,341,323	6,900,396
Loss before other income (expense)	(641,960)	(2,479,730)	(3,172,720)
Interest on lease liability	(332,687)	(473,136)	(531,768)
Interest expense	(244,189)	(529,473)	(308,877)
Other income	183,547	182,813	186,257
Foreign exchange gain	9,933	49,363	186,372
Accretion expense	0	(26,741)	(61,319)
Loss on convertible debentures	0	(218,567)	0
Impairment of assets	0	(1,030,537)	(211,774)
Impairment of intangible assets	0	(2,145,628)	0
Gain on extinguishment of lease	0	52,126	29,635
Allowance for loan receivable	0	(264,800)	0
Loss on settlement	0	0	(99,635)
Loss before income tax expense	(1,025,356)	(6,884,310)	(3,983,829)
Current	(256,000)	(48,720)	(54,757)
Deferred	6,300	15,120	15,120
Net loss	$ (1,275,056)	$ (6,917,910)	$ (4,023,466)
Net loss per share - basic and diluted	$ (0.01)	$ (0.06)	$ (0.04)
Weighted average number of outstanding common shares - basic and diluted	109,502,853	109,502,853	100,632,038
Net loss	$ (1,275,056)	$ (6,917,910)	$ (4,023,466)
Foreign exchange translation adjustment	(88,582)	(6,054)	(7,802)
Comprehensive loss	(1,363,638)	(6,923,964)	(4,031,268)
Net income (loss) attributable to:
CordovaCann Corp.	(1,492,535)	(6,884,668)	(3,956,931)
Non-controlling interests	217,479	(33,242)	(66,535)
Comprehensive income (loss) attributable to:
CordovaCann Corp.	(1,581,117)	(6,890,722)	(3,964,733)
Non-controlling interests	$ 217,479	$ (33,242)	$ (66,535)